Cover	May 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	333-276233
Entity Registrant Name	TRADEWINDS UNIVERSAL
Entity Central Index Key	0001916558
Entity Tax Identification Number	87-4254479
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1531 S. Las Vegas Blvd.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89104
City Area Code	(855)
Local Phone Number	434-4488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	TRWD
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false